Offerings	Nov. 17, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.185% Senior Notes due 2036
Amount Registered | shares	800,000,000
Maximum Aggregate Offering Price	$ 799,896,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 110,465.64
Offering Note	Smurfit Westrock plc, Smurfit Kappa Group Limited, Smurfit Kappa Treasury Unlimited Company, Smurfit Kappa Investments Limited, Smurfit Kappa Acquisitions Unlimited Company, Smurfit Kappa Treasury Funding Designated Activity Company, Smurfit International B.V., Smurfit WestRock US Holdings Corporation, WestRock Company, WRKCo Inc., WestRock MWV, LLC and WestRock RKT, LLC will fully and unconditionally guarantee the 5.185% senior notes due 2036 issued by Smurfit Westrock Financing Designated Activity Company. In accordance with Rule 457(n) under the Securities Act of 1933, as amended, no registration fee is payable with respect to such guarantees.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantee of 5.185% Senior Notes due 2036
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Footnote 1.